                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For three months ending September 30, 1996
                             (Unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For three months ending September 30, 1996
                              (Unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of September 30, 1996 (Unaudited)               3-4

          Statement of Assets and Liabilities
          as of September 30, 1996 (Unaudited)                5

          Statement of Operations
          for three months ended September 30, 1996
          (Unaudited)                                         6

          Statement of Changes in Net Assets
          for three months ended September 30, 1996
          (Unaudited)                                         7

          Notes to Financial Statements                      8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                            As of September 30, 1996
                                   (Unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     77.9%

    COMMUNICATIONS                    5.5%

      Natural Microsystems Corp.                  40,000      $1,925,000

    CONSUMER                         15.8%

      A.T. Cross                                  50,000        $568,750
      CompUSA, Inc.                               40,000      $2,160,000
      One Price Clothing Stores                   75,625        $255,234
      Opta Food Ingredients, Inc.                150,000      $1,350,000
      Softkey International, Inc.                 62,150      $1,204,156

     CONTRACT MANUFACTURING            9.5%

      ACT Manufacturing Co.                      185,000      $3,330,000

     DIVERSIFIED INDUSTRIES            5.9%

      Nashua Corp.                               155,000      $2,073,125

     ELECTRONIC COMPONENTS             9.7%

      C.P. Clare Corp.                           110,000      $1,024,375
      Cerion Technologies, Inc.                  213,500      $1,174,250
      PCD, Inc.                                  100,000      $1,200,000

     ENERGY                            4.0%

      Energy Research Corp.                      110,000      $1,402,500

     FACTORY AUTOMATION                7.7%

      Parametric Technology Corp.                 54,600      $2,695,875


     INTERNET                          2.5%

      CMG Information Services                    60,000        $870,000



     The accompanying notes are an integral part of these financial  statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                             As of September 30, 1996
                                   (Unaudited)

 INDUSTRY & COMPANY                              Shares       Value

     MEDICAL                          3.1%

        IMNET Systems                            56,396       $1,099,722

     SEMICONDUCTORS                   8.1%
        Aseco Corp.                              139,820      $1,275,858
        Asyst Technologies, Inc.                  80,000      $1,540,000

     SOFTWARE                         6.1%

        Datawatch Corp.                          135,000      $1,130,625
        Softdesk, Inc.                            27,500        $189,062
        Symantec Corp.                            75,000        $815,625

     Total Common Stock    (Cost $24,983,173)                $27,284,157


    PRIVATE HOLDINGS                  9.0%

        Advanced UroScience, Inc.                 15,000        $600,000
        Aimtech Corp.                            188,887        $566,661
        Ascent Pharmaceuticals                   153,846        $999,999
        Auburn Farms                             100,000        $100,000
        Cerulean Technology                      255,546        $250,001
        Marathon Technologies                     31,250        $250,000
        Sys-Tech Solutions (Conv. Note)              900         $89,986
        Sys-Tech Solutions (Com. Stock)           49,965         $14,996
        Sys-Tech Solutions (Pfd. Stock)            2,777        $277,700

    Total Private Holdings   (Cost $3,021,573)                $3,149,343


    CASH & EQUIVALENTS                15.4%

        Fidelity Daily Money Market Fund                      $1,533,053
        Fidelity US Treasury Income Fund                      $1,397,188
        State Street Repos                                    $2,463,872

     Total Cash & Equivalents   (Cost $5,394,113)             $5,394,113


    SECURITIES SOLD SHORT             -2.3%

        Bay Networks                            (30,000)      ($817,500)

     Total Securities Sold Short (Cost -$867,571)             ($817,500)


TOTAL INVESTMENT PORTFOLIO             100%                 $35,010,113
          (Cost $32,517,288)

     The accompanying notes are an integral part of these financial  statements.
                                        4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of September 30, 1996
                                (Unaudited)



                                                         Quarter Ending
                                                         Sept. 30, 1996
                                                         --------------
ASSETS

  Investments at value (Cost Basis $33,384,859)            $35,822,113
  Cash                                                            $100
  Note & Interest Receivable                                   $20,190
  Short Sale Proceeds Receivable                              $867,571
  Receivable for Investments Sold                              $77,483
                                                          -------------

Total Assets                                                $36,787,457
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued management fees                                       $89,926
  Accrued capital withdrawals                                $1,089,336
  Accrued BOD Fees                                               $2,500
  Securities sold short at value                               $817,500
  (Proceeds receivable $867,600)                          -------------

Total Liabilities                                            $1,979,072
                                                          -------------

NET ASSETS                                                  $34,788,195
                                                          -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                    For three months ending September 30, 1996
                                 (Unaudited)



                                                        Quarter Ending
                                                        Sept. 30, 1996
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $50,947
         Interest                                           $13,790
                                                       ----------------
      Total Income                                          $64,737

      Expenses:
         Management Fees                                    $89,926
         Other expenses                                      $2,500
                                                       ---------------
      Total expenses                                        $92,426

     Net investment loss                                   ($27,689)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized loss                                    ($2,090,551)

     Net unrealized depreciation                            ($531,702)

     Net loss on investments                              ($2,622,253)
                                                        ---------------

     NET DECREASE IN NET ASSETS                           ($2,649,942)
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                   For three months ending September 30, 1996
                                  (Unaudited)


                                                        Quarter Ending
                                                        Sept. 30, 1996
                                                       ------------------

   DECREASE IN NET ASSETS

      Operations:
        Net investment loss                                 ($27,689)
        Net realized loss                                ($2,090,551)
        Net unrealized depreciation                        ($531,702)
                                                       ----------------

   Net decrease in net assets from operations            ($2,649,942)

   Contributions to capital                               $2,431,112

   Withdrawals from capital                              ($1,089,336)
                                                       -----------------

   DECREASE IN NET ASSETS                                ($1,308,166)

   Net assets at beginning of period                     $36,096,361

   NET ASSETS AT END OF PERIOD                           $34,788,195
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                   For three months ending September 30, 1996
                                 (Unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                    For three months ending September 30, 1996
                                   (Unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three  months ended September 30, 1996, the Managing
    General Partner received fees of $89,926 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the three months ended September 30,1996 aggregated $2,555,808 and $5,220,393, respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.